DEBT	9 Months Ended
Sep. 30, 2024
Debt Disclosure [Abstract]
DEBT

NOTE 11 – DEBT

Convertible Notes

The Company uses the Black-Scholes Model to calculate the derivative value of its convertible debt. The valuation result generated by this pricing model is necessarily driven by the value of the underlying common stock incorporated into the model. The values of the common stock used were based on the price at the date of issue of the debt security as of September 30, 2024 and December 31, 2023. In 2024 management determined the expected volatility of 164.21%, a risk-free rate of interest of 5.48%, and contractual lives of the debt of three months. In 2023 management determined the expected volatility of 106.90%, a risk-free rate of interest of 5.48%, and contractual lives of the debt of three months. Management made the determination to use an expected life rather than contractual life for the calculations for the matured debt as of September 30, 2024 and December 31, 2023.

On August 7, 2023, the Company entered into a convertible note for a principal of $57,750. The note bears interest at a rate of 10% per annum and matures after one year. Following 180 days from the note, the noteholder may convert at a discount of 39%. The Company has reserved a sufficient number of shares of common stock for issuance upon full conversion of the note in accordance with the terms.

On September 29, 2023, the Company entered into a convertible note for a principal of $57,750, which was funded on October 4, 2023. The note bears interest at a rate of 10% per annum and matures after one year. Following 180 days from the note, the noteholder may convert at a discount of 39%. The Company has reserved a sufficient number of shares of common stock for issuance upon full conversion of the note in accordance with the terms (see Note 16).

On December 4, 2023, the Company entered into a convertible note for a principal of $51,150, which was funded on December 7, 2023. The note bears interest at a rate of 10% per annum and matures after one year. Following 180 days from the note, the noteholder may convert at a discount of 39%. The Company has reserved a sufficient number of shares of common stock for issuance upon full conversion of the note in accordance with the terms.

As of both September 30, 2024 and December 31, 2023, there was $ 0 and $120,925 of convertible debt outstanding respectively, and a derivative liability of $ and $108,958 respectively.

The summary of convertible notes is as follows:

	September 30, 2024	December 31, 2023
Principal Outstanding	$–	$166,650
Less: unamortized debt discount	–	(45,725)
Convertible notes, net	$–	$120,925

Notes Payable

July 24, 2024, we and GS Capital Partners, LLC entered into a Settlement Agreement pursuant to which the Company entered into a confession of judgment in favor of GS Capital in the amount of $2,673,423.19 (the “Balance”). Upon approval of the court on August 19, 2024, the Company will issue to GS Capital free-trading and unrestricted shares of Common Stock pursuant to drawdown requests in the amounts determined by GS Capital, subject to a 4.99% beneficial ownership limitation. The shares will be issued a price per share equal to the average of the three lowest VWAPs for the five prior trading days. GS Capital will be allowed to sell, the greater of (1) in one week, no more than 1% of the total outstanding shares of the Company on a non-cumulative basis at the “ask” price, and (2) 15% of the daily trading volume of the Common Stock on any single trading day. Each drawdown will reduce the Balance. The Company is required to reserve 2,500,000,000 shares of Common Stock. On August 19, 2024, the Eighth Judicial District Court in Clark County, Nevada approved the settlement agreement and the litigation action (Case No: A-24-896764-C) has been concluded.

Loans Payable

The Company’s RI and WS subsidiaries have various loans including Small Business Association (“SBA”) Economic Injury Disaster Loan (“EIDL’) loans, lines of credit and other advances. The loans bear interest with varying rates up to 9.25% per annum. The following is a summary of the loans payable at September 30, 2024 and December 31, 2023:

	September 30, 2024	December 31, 2023
RI - line of credit	$153,358	$153,358
RI - Short-term loans	46,544	46,544
WS - line of credit	218,616	218,616
WS- Short-term loans	151,970	151,970
Optilan Communication & Security Ltd – Short Term Loan	1,077	–
Loan payable, current	$571,565	$570,487

RI - SBA EIDL	$102,597	$102,597
RI - long-term loans	65,532	65,533
WS - SBA EIDL	26,307	26,307
WS - long-term loans	97,532	97,532
Loan payable, non-current	$291,967	$291,968